Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Equipment	$6,461,263	$6,361,808
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	348,535	315,905
Buildings	99,359	-
Land and improvements	76,569	44,840
	7,043,294	6,780,121
Less accumulated depreciation	(3,802,265)	(3,129,046)
	3,241,029	3,651,075

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(810,185)	(758,851)
	1,687,251	1,738,585
Total	$4,928,280	$5,389,660

For the Kiewit property facilities, amortization based on total units of production was $51,334 and $108,657 for the years ended December 31, 2021 and 2020, respectively.

Depreciation expense on property and equipment for the years ended December 31, 2021 and 2020 was $866,537 and $889,108 respectively.

During the year ended December 31, 2021, the Company was required to return a CAT 740 Haul truck to Wheeler Machinery because the Company was five payments delinquent in its obligation on the related note payable. On the date of the return, the net carrying value of the equipment was $290,889 and the outstanding note payable balance was $86,806. A loss on disposal of equipment of $204,083 was recognized. The truck was purchased by a related party who in February began renting the truck to the Company on a month-to-month basis. See Notes 8 and 13.

During the year ended December 31, 2021, the Company acquired a new HP4 crushing system in exchange for its HP3 crushing system which was returned to ICM Solutions, Inc. (“ICM”). Prior to the acquisition, the Company had been renting the HP4 crushing system from ICM and had an accrued rent payable of $158,000. ICM financed the acquisition of the new HP4 crushing system with a new note of $215,510 for the cost of the new equipment, plus accrued rent payable, less the trade-in value of the HP3 crushing system.